Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 198,589	$ 315,136
Accounts receivable, net	171,670	160,095
Inventories	739,952	719,596
Deferred income taxes	27,423	26,242
Other current assets	80,580	64,326
Total current assets	1,218,214	1,285,395
Property, plant and equipment, net	571,529	512,679
Goodwill	1,260,802	1,220,315
Intangible assets, net	1,960,351	1,951,804
Other assets	75,282	87,054
Total assets	5,086,178	5,057,247
Current liabilities:
Current portion long-term debt	376
Accounts payable	259,060	212,548
Accrued expenses and other current liabilities	226,843	190,352
Total current liabilities	486,279	402,900
Long-term debt	2,699,106	2,157,500
Deferred income taxes	751,419	726,406
Other liabilities	59,451	65,209
Total liabilities	3,996,255	3,352,015
Commitments and contingencies
Stockholders' equity:
Capital in excess of par	1,004,026	1,554,852
Retained earnings	99,448	168,943
Accumulated other comprehensive loss	(13,582)	(18,594)
Total stockholders' equity	1,089,923	1,705,232
Total liabilities and stockholders' equity	5,086,178	5,057,247
Class A Common stock
Stockholders' equity:
Common stock	31	31
Total stockholders' equity	31	31
Class B Common stock
Stockholders' equity:
Common stock